Consolidated statements of cash flows (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Operating activities of continuing operations (CHF million)
Net income	313	2,414
(Income)/loss from discontinued operations, net of tax	(6)	3
Income from continuing operations	307	2,417
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	617	663
Provision for credit losses	23	37
Deferred tax provision/(benefit)	533	601
Share of net income/(loss) from equity method investments	257	139
Trading assets and liabilities, net	(6,064)	13,668
(Increase)/decrease in other assets	(10,095)	(22,963)
Increase/(decrease) in other liabilities	(4,109)	22,142
Other, net	707	(2,187)
Total adjustments	(18,131)	12,100
Net cash provided by/(used in) operating activities of continuing operations	(17,824)	14,517
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(532)	1,559
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(5,762)	14,007
Purchase of investment securities	(459)	(212)
Proceeds from sale of investment securities	48	36
Maturities of investment securities	10	39
Investments in subsidiaries and other investments	(451)	(639)
Proceeds from sale of other investments	823	1,348
(Increase)/decrease in loans	(8,428)	(1,828)
Proceeds from sale of loans	943	484
Capital expenditures for premises and equipment and other intangible assets	(407)	(436)
Proceeds from sale of premises and equipment and other intangible assets	0	8
Other, net	149	(2)
Net cash provided by/(used in) investing activities of continuing operations	(14,066)	14,364
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	16,697	15,271
Increase/(decrease) in short-term borrowings	9,095	5,896
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(5,659)	(37,364)
Issuances of long-term debt	32,030	17,017
Repayments of long-term debt	(21,686)	(33,087)
Dividends paid/capital repayments	(59)	(147)
Other, net	(1,111)	(1,094)
Net cash provided by/(used in) financing activities of continuing operations	29,307	(33,508)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	572	1,128
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(183)	(348)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(2,194)	(3,847)
Cash and due from banks at beginning of period	68,077	61,376
Cash and due from banks at end of period	65,883	57,529
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	777	439
Cash paid for interest	5,413	6,437
Assets and liabilities sold in business divestitures (CHF million)
Assets sold	8	0
Liabilities sold	1	0
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	32	0